CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Prepaid expenses and other current assets, net	$ 872,753	$ 503,914
Other non-current assets	1,146,010
Total assets	55,771,256	38,280,433
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	25,704,381	16,578,005
SHAREHOLDERS’ EQUITY
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 60,000,000 and 61,381,249 shares issued and outstanding as of December 31, 2023 and 2024, respectively*	$ 1,023	$ 1,000
Common stock, par value	$ 0.000016666667	$ 0.000016666667
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	60,000,000	61,381,249
Common stock, shares outstanding	60,000,000	61,381,249
Additional paid-in capital	$ 7,060,050	$ 1,792,559
Statutory surplus reserves	2,658,112	2,283,180
Retained earnings	21,951,873	18,644,082
Accumulated other comprehensive loss	(1,635,291)	(1,016,563)
Total equity of the Company’s shareholders	30,035,767	21,704,258
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	55,771,256	38,280,433
General and administrative expenses	(6,705,791)	(2,531,630)	$ (1,416,186)
Net income	3,682,723	7,691,085	7,282,843
Other comprehensive income:
Total comprehensive income	3,044,433	7,229,833	6,520,558
Net cash used in operating activities*	5,342,539	4,116,374	814,630
Net cash used in investing activities	(2,803,456)	1,294,473	(289,745)
Net cash provided by financing activities	6,746,625	(2,949,253)	(357,647)
Statement Of Cash Flows [Member]
Other comprehensive income:
Net cash used in operating activities*	(1,486,337)
Net cash used in investing activities	(996,672)
Net cash provided by financing activities	6,094,006
Net change in cash and cash equivalents	3,610,997
Cash at the beginning of year
Cash at the end of year	3,610,997
Other Comprehensive Income (Loss) [Member]
SHAREHOLDERS’ EQUITY
General and administrative expenses	(530,008)	(10,050)
Equity in profit of subsidiaries	4,212,731	7,701,135	7,282,843
Net income	3,682,723	7,691,085	7,282,843
Other comprehensive income:
Foreign currency translation adjustment, net of nil tax	(618,728)	(460,025)	(758,083)
Total comprehensive income	3,063,995	7,231,060	$ 6,524,760
Condensed Balance Sheets [Member]
ASSETS
Cash	3,610,997
Prepaid expenses and other current assets, net	1,006,000
Investment in subsidiaries	24,455,971	21,704,258
Other non-current assets	1,000,020
Total assets	30,072,988	21,704,258
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	37,221	(10,035)
Investment deficit in subsidiaries		10,035
Total liabilities	37,221
SHAREHOLDERS’ EQUITY
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 60,000,000 and 61,381,249 shares issued and outstanding as of December 31, 2023 and 2024, respectively*	1,023	1,000
Additional paid-in capital	7,060,050	1,792,559
Statutory surplus reserves	2,658,112	2,283,180
Retained earnings	21,951,873	18,644,082
Accumulated other comprehensive loss	(1,635,291)	(1,016,563)
Total equity of the Company’s shareholders	30,035,767	21,704,258
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 30,072,988	$ 21,704,258